Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Aug. 31, 2025	May 31, 2025	May 31, 2024
Summary of Significant Accounting Policies
Accumulated deficit	$ (893,326)	$ (887,786)	$ (891,531)
Money market fund value		11,400	0
Balance in excess of federally insured limits		11,700	2,900
Restricted cash, uninsured amount			6,700
Restricted cash		$ 0	$ 6,704